CONDENSED CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Line Items]
Total revenues	¥ 13,243	¥ 11,634
Cost of revenues	(9,096)	(7,660)
Gross profit	4,147	3,974
Selling and marketing expenses	(1,060)	(853)
General and administrative expenses	(1,405)	(1,236)
Total operating expenses	(2,465)	(2,089)
Interest income	327	288
Other gains, net	145	59
Operating profit	2,154	2,232
Share of net losses of investments accounted for using equity method	(19)	(8)
Finance cost	(37)	(39)
Profit before income tax	2,098	2,185
Income tax expense	(269)	(271)
Profit for the period	1,829	1,914
Attributable to:
Equity holders of the Company	1,826	1,914
Non-controlling interests	3	0
Profit for the period	¥ 1,829	¥ 1,914
Class A And Class B Ordinary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 0.55	¥ 0.59
Diluted	0.55	0.57
American Depositary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	1.10	1.18
Diluted	¥ 1.09	¥ 1.15
Online Music Services
Income Statement [Line Items]
Total revenues	¥ 4,265	¥ 3,167
Social Entertainment Services And Others
Income Statement [Line Items]
Total revenues	¥ 8,978	¥ 8,467